Expense Example, No Redemption (Crawford Dividend Growth Fund, Class C, USD $)	12 Months Ended
May 02, 2011
Crawford Dividend Growth Fund | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Without contingent deferred sales charge
1 Year	$ 201
3 Years	621
5 Years	1,068
10 Years	$ 2,306